SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2013 Match	Dec. 31, 2012 Match	Dec. 31, 2013 Match Minimum	Dec. 31, 2013 Match Maximum	Dec. 31, 2013 Media Minimum	Dec. 31, 2013 Media Maximum	Dec. 31, 2013 HomeAdvisor	Dec. 31, 2012 HomeAdvisor
Deferred revenue
Revenue recognition period (in months)			1 month	6 months	1 month	1 year
Deferred revenue	$ 116.5	$ 103.9					$ 4.0	$ 3.0